Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments (Tables)
Schedule of the valuation of financial instruments measured at fair value on a recurring basis
	Fair Value Measurements at September 30, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$1,892,426	$-	$-
Marketable securities	51,260
Total Assets	1,943,686	-	-
Liabilities
Total Liabilities	-	-	-
	$1,943,686	$-	$-

	Fair Value Measurements at December 31, 2020
	Level 1	Level 2	Level 3
Assets
Cash	$191,125	$-	$-
Total Assets	191,125	-	-
Liabilities
Total Liabilities	-	-	-
	$191,125	$-	$-

	Fair Value Measurements at December 31, 2020
	Level 1	Level 2	Level 3
Assets
Cash	$191,125	$-	$-
Marketable securities	-	-	-
Total Assets	191,125	-	-
Liabilities
Total Liabilities	-	-	-
	$191,125	$-	$-

	Fair Value Measurements at December 31, 2019
	Level 1	Level 2	Level 3
Assets
Cash	$346,260	$-	$-
Marketable securities	-	-	-
Total Assets	346,260	-	-
Liabilities
Total Liabilities	-	-	-
	$346,260	$-	$-